Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost:
Beginning Balance	$ 11
Additions during the year	44
Disposals during the year	(2)
Adjustments arising from translating financial statements from functional currency to presentation currency	6
Ending Balance	50
Accumulated depreciation:
Beginning Balance	(36)
Additions during the year	(5)
Disposals during the year	1
Adjustments arising from translating financial statements from functional currency to presentation currency	(5)
Ending Balance	(45)
Depreciated cost	50	$ 11
Computers [Member]
Cost:
Beginning Balance	24
Additions during the year	13
Disposals during the year	(2)
Adjustments arising from translating financial statements from functional currency to presentation currency	1
Ending Balance	36
Accumulated depreciation:
Beginning Balance	(20)
Additions during the year	(4)
Disposals during the year	1
Adjustments arising from translating financial statements from functional currency to presentation currency	(3)
Ending Balance	(26)
Depreciated cost	10	4
Lab equipment [Member]
Cost:
Beginning Balance	11
Additions during the year
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	2
Ending Balance	13
Accumulated depreciation:
Beginning Balance	(9)
Additions during the year	1
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)
Ending Balance	(10)
Depreciated cost	3	2
Office furniture and equipment [Member]
Cost:
Beginning Balance	12
Additions during the year	9
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	2
Ending Balance	23
Accumulated depreciation:
Beginning Balance	(7)
Additions during the year	(1)
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency
Ending Balance	(8)
Depreciated cost	15	5
Leasehold Improve-ments [Member]
Cost:
Beginning Balance
Additions during the year	22
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	1
Ending Balance	23
Accumulated depreciation:
Beginning Balance
Additions during the year	(1)
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency
Ending Balance	(1)
Depreciated cost	$ 22